Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 – Related Party Transactions

The Company subleases its office space from an individual who is personally indebted to the Company’s Chief Executive Officer. During the nine months ended September 30, 2021, the Company directed rent payments totaling $45,000 to Mr. Destler as partial repayment of the individual’s indebtedness.

During the nine months ended September 30, 2021, the Company reimbursed the Company’s Chief Executive Officer $29,000 for contributions made on behalf of the Company to certain members of the United States Congress.

Aaron Danks, son of a former director of the Company, was paid for services provided to the Company. Aaron Danks was paid $26,000 for services during the nine months ended September 30, 2021.

On May 17, 2021, Mr. Handy was hired by us as our Chief Financial Officer and Director of Operations. Before Mr. Handy’s employment with us, Mr. Handy provided services to us as a consultant to help us prepare for our financial statement audits and prepare our financial statements. During the nine months ended September 30, 2021, and prior to his date of employment with the Company, Mr. Handy was paid approximately $6,000.

On March 15, 2021, we entered into a consulting agreement with Mr. Klausner to provide the services to develop the Company’s financial model and corporate finance strategy and work on such matters as may be requested from time to time by us. The term of the consulting agreement was three months and expired on September 15, 2021. Mr. Klausner received 30,000 shares of the Opti-Harvest Inc. common stock for his services, estimated to have a fair value of approximately $60,000. On July 1, 2021, Mr. Klausner was appointed to our Board of Directors and appointed Chairman of the Audit Committee.

Note 11 – Related Party Transactions

Both Yosepha Shahak Ravid and Nicholas Booth are members of DisperSolar LLC, a California limited liability company (“DisperSolar”), and are named inventors of the acquired patents from Dispersolar, discussed below. Effective July 1, 2021, Ms. Shahak Ravid, our Chief Science Officer, and Mr. Booth, our Chief Technology Officer, were employed by us.

The Company subleases its office space from an individual who is personally indebted to the Company’s Chief Executive Officer. During the year ended December 31, 2021, the Company directed rent payments totaling $45,000 to Mr. Destler as partial repayment of the individual’s indebtedness.

During the year ended December 31, 2021, the Company reimbursed the Company’s Chief Executive Officer $29,000 for contributions made on behalf of the Company to certain members of the United States Congress.

On March 15, 2021, we entered into a consulting agreement with Mr. Klausner to provide the services to develop the Company’s financial model and corporate finance strategy and work on such matters as may be requested from time to time by us. The term of the consulting agreement was three months and expired on June 15, 2021. Mr. Klausner received 30,000 shares of the Opti-Harvest Inc. common stock for his services, estimated to have a fair value of approximately $60,000. On July 1, 2021, Mr. Klausner was appointed to our Board of Directors and appointed Chairman of the Audit Committee.

On May 17, 2021, Mr. Handy was hired by us as our Chief Financial Officer and Director of Operations. Before Mr. Handy’s employment with us, Mr. Handy provided services to us as a consultant to help us prepare for our financial statement audits and prepare our financial statements. During the year ended December 31, 2021, and prior to his date of employment with the Company, Mr. Handy was paid approximately $6,000.

Aaron Danks, son of a director of the Company, was paid for services provided to the Company. Aaron Danks was paid $26,000 for services during the year ended December 31, 2021. During the year ended December 31, 2020, the Company paid for Aaron Danks medical insurance premiums of $2,700.

On December 31, 2019, the Company had a due from related parties balance of $68,000. Related parties are comprised of Jonathan Destler, the Company’s CEO, and Touchstone Advisors, Inc., a Nevada Corporation, for which Mr. Destler is the owner and president. The due from related parties balance of $68,000 at December 31, 2019 represents advances to Mr. Destler and Touchstone Advisors to purchase professional services on behalf of the Company. During the year ended December 31, 2020, $68,000 was used to pay for professional services provided to the Company leaving no remaining balance at December 31, 2020.